Segment Reporting Segment Reporting (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Total revenues	$ 20,841,336	$ 14,084,872	$ 17,119,567	$ 12,506,625	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 64,552,400	$ 45,642,795	$ 44,286,978
Interest Expense [Abstract]
Interest expense									14,826,217	11,165,911	6,990,844
Depreciation [Abstract]
Depreciation expense									5,888,973	4,801,533	4,262,600
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									22,884,825	14,976,415	14,645,791
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)	13,322,624	$ 2,540,649	$ 8,221,271	$ 2,524,479	2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	26,609,023	15,033,861	17,714,919
Assets
Total assets	867,110,483				739,823,986				867,110,483	739,823,986	531,880,602
Available-for-sale Securities [Member]
Revenues [Abstract]
Total revenues									38,772,872	26,929,446	26,826,785
Interest Expense [Abstract]
Interest expense									10,787,252	7,147,092	3,082,739
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									17,924,037	13,181,961	13,806,271
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									17,924,037	13,181,961	13,806,271
Assets
Total assets	841,499,941				694,912,181				841,499,941	694,912,181	440,228,401
MF Properties [Member]
Revenues [Abstract]
Total revenues									22,388,234	14,250,572	11,358,719
Interest Expense [Abstract]
Interest expense									2,659,350	2,319,928	2,152,010
Depreciation [Abstract]
Depreciation expense									5,888,973	4,801,533	3,804,499
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									2,964,297	(938,151)	(1,837,076)
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									2,967,098	(933,478)	1,343,405
Assets
Total assets	127,683,544				101,020,541				127,683,544	101,020,541	83,223,294
Public Housing Capital Fund Trusts [Member]
Revenues [Abstract]
Total revenues									2,994,482	3,038,819	3,261,611
Interest Expense [Abstract]
Interest expense									1,221,713	1,295,238	1,292,540
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									1,758,022	1,714,968	1,940,459
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									1,758,022	1,714,968	1,940,459
Assets
Total assets	61,021,462				61,563,542				61,021,462	61,563,542	62,406,108
MBS Securities Investments [Member]
Revenues [Abstract]
Total revenues									225,890	1,423,958	1,601,270
Interest Expense [Abstract]
Interest expense									157,902	403,653	463,555
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									67,547	1,017,637	1,055,736
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									67,547	1,017,637	1,055,736
Other Investments [Member]
Revenues [Abstract]
Total revenues									170,922
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									170,922
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									170,922
Assets
Total assets	7,726,970								7,726,970
Consolidated VIEs [Member]
Revenues [Abstract]
Total revenues											10,943,968
Interest Expense [Abstract]
Interest expense											1,034,584
Depreciation [Abstract]
Depreciation expense											458,101
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											8,337,601
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)											8,337,601
Consolidation, Eliminations [Member]
Revenues [Abstract]
Total revenues											(9,705,375)
Interest Expense [Abstract]
Interest expense											(1,034,584)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											(8,657,200)
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)											(8,657,200)
Assets
Total assets	(199,877,054)				(145,977,602)				(199,877,054)	(145,977,602)	(106,419,611)
Discontinued Operations [Member]
Net Income (Loss) Attributable to Parent [Abstract]
Operating Income (Loss)									3,721,397	52,773	(111,353)
Assets
Total assets	14,020,559				13,204,015				14,020,559	13,204,015	14,019,837
Mortgage-Backed Securities [Member]
Assets
Total assets	$ 15,035,061				$ 15,101,309				$ 15,035,061	$ 15,101,309	$ 38,422,573